NOTE 18: LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease liability
	Empower clinics	Sun Valley clinics	CBD extraction facility	Kai Medical	Lawrence Park & Atkinson	Total
	$	$	$	$	$	$
Balance, December 31, 2018	-	-	-	-	-	-
Adoption of IFRS 16	138,444	-	-	-	-	138,444
Additions	23,006	431,544	406,263	-	-	860,813
Interest expense	4,318	13,404	7,955	-	-	25,677
Payments	(64,681)	(112,798)	(26,233)	-	-	(203,712)
Termination of leases	(86,326)	-	-	-	-	(86,326)
Balance, December 31, 2019	14,761	332,150	387,985	-	-	734,896
Acquisition of Kai Medical	-	-	-	294,669	-	294,669
Acquisition of LP&A	-	-	-	-	45,595	45,595
Interest expense	568	15,669	11,103	3,969	-	31,309
Payments	(12,270)	(173,139)	(15,405)	(25,586)	-	(226,400)
Termination of leases	-	-	(383,683)	-	-	(383,683)
Balance, December 31, 2020	3,059	174,680	-	273,052	45,595	496,386
Less: current portion of lease liability	3,059	108,645	-	87,452	41,982	241,138
Lease liability	-	66,035	-	185,600	3,613	255,248